Schedule of contractual undiscounted payments (Details)	Dec. 31, 2021 CAD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 70,870,217
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	32,155,743
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,285,439
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	681,664
Accounts Payable And Accrued Liabilities One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	34,391,221
Accounts Payable And Accrued Liabilities One [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	34,391,221
Contract Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,890,569
Contract Liabilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,890,569
Income Tax Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	114,094
Income Tax Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	114,094
Deferred Payment Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	54,947,210
Deferred Payment Liability [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	29,604,825
Deferred Payment Liability [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	23,200,740
Deferred Payment Liability [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,141,645
Lease Contract Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,251,419
Lease Contract Liabilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	858,387
Lease Contract Liabilities [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	943,882
Lease Contract Liabilities [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	778,607
Lease Contract Liabilities [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	670,543
Long Term Debt One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	10,000,000
Long Term Debt One [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,000,000
Long Term Debt One [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	8,000,000
Other Long Term Debt One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	398,550
Other Long Term Debt One [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	11,121
Other Long Term Debt One [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	11,121
Other Long Term Debt One [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	365,187
Other Long Term Debt One [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 11,121